Income Taxes (Details) MOP$ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2021 MOP (MOP$)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Income Taxes [Line Items]
Net income (loss) before taxes		$ 11,300	$ 7,819	$ 2,314
Effective income tax rate reconciliation withholding tax rate		10.00%
Percentage of greater than tax		50.00%
Unrecognized tax benefits		$ 846	925	$ 806	$ 1,232
Statute of limitations period		5 years
Macau Patacas [Member]
Income Taxes [Line Items]
Net income (loss) before taxes | MOP$	MOP$ 600
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Statute of limitations period		10 years
Macau Patacas [Member]
Income Taxes [Line Items]
Standard income tax rate	12.00%
PRC [Member]
Income Taxes [Line Items]
Standard income tax rate		25.00%
Unrecognized tax benefits		$ 846	$ 925